PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayment And Other Current Assets
	December 31,
	2022	2021

Government authorities	$1,290	$804
Prepaid expenses	1,333	1,837
Other receivables	613	388

	$3,236	$3,029